Shareholder Report, Holdings (Details) - C000240224	Jul. 31, 2025
31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.70%
743606105 | Prosperity Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
092113109 | Black Hills Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
57667L107 | Match Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
410867105 | Hanover Insurance Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.70%
903002103 | UMH Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
52110M109 | Lazard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
G0692U109 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
388689101 | Graphic Packaging Holding Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Industrials29605J106
Holdings [Line Items]
Percent of Total Investments	94.30%
Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.70%
Communications
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	26.00%